INITIAL PUBLIC OFFERING (Details) - $ / shares	Feb. 12, 2021	Dec. 02, 2021
Public Warrants
Exercise price	$ 1.03	$ 1.27
Common Class A | Public Warrants
Stock conversion basis	Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (“Public Warrant”).
Shares issuable per warrant	1
Exercise price	$ 11.50
IPO [Member] | Common Class A
Shares issued in private placement	31,625,000
Shares issued price per share	$ 10.00
Over-Allotment Option [Member] | Common Class A
Shares issued in private placement	4,125,000